Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Significant Accounting Policies
Schedule of Inventory
	December 31, 2024	December 31, 2023
Raw materials	$-	$-
Finished goods	-	33,598
	$-	$33,598

Schedule of Future Amortization Expense
Year	Amount
2025 (remaining)	$1,013
2026	4,050
2027	4,050
2028	4,050
2029	4,050
Thereafter	8,100
$25,313

Year	Amount
2025	$4,050
2026	4,050
2027	4,050
2028	4,050
Thereafter	12,150
$28,350